SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - China Neptunus Drugstore Holding Ltd [Member]	Mar. 16, 2016 $ / shares
Subsequent Event [Line Items]
Cash consideration paid per ordinary share	$ 1.31
Cash consideration paid per ADS	$ 2.62